Provisions - Summary Of Changes In Provisions On Guarantees (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	₩ 806,031
Changes in provisions for payment guarantee [Abstract]
Ending balance	611,428		₩ 806,031
Provision for guarantee
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	80,703	[1]	76,508		₩ 74,866
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss	0		0		0
Transfer to expected credit loss for the entire period	0		0		0
Transfer to credit-impaired financial assets	0		0		0
Provisions used			0		0
Net provision (reversal) of unused amount	(5,249)		3,555		7,611
Others	(3,984)	[2]	640		(5,969)
Ending balance	71,470	[1]	80,703	[1]	76,508
Provision for guarantee | Stage 1
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	70,678		44,496		52,830
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss	317		20,503		1,206
Transfer to expected credit loss for the entire period	(230)		(453)		(119)
Transfer to credit-impaired financial assets	(100)		(4)		(3)
Provisions used			0		0
Net provision (reversal) of unused amount	(9,352)		5,492		(3,449)
Others	(4,004)	[2]	644		(5,969)
Ending balance	57,309		70,678		44,496
Provision for guarantee | Stage 2
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	2,800		24,327		15,269
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss	(317)		(20,503)		(1,206)
Transfer to expected credit loss for the entire period	230		453		119
Transfer to credit-impaired financial assets	(90)		(3)		(338)
Provisions used			0		0
Net provision (reversal) of unused amount	(108)		(1,470)		10,483
Others	19	[2]	(4)		0
Ending balance	2,534		2,800		24,327
Provision for guarantee | Stage 3
Reconciliation of changes in provisions for payment guarantee [Abstract]
Beginning balance	7,225		7,685		6,767
Changes in provisions for payment guarantee [Abstract]
Transfer to 12-month expected credit loss	0		0		0
Transfer to expected credit loss for the entire period	0		0		0
Transfer to credit-impaired financial assets	190		7		341
Provisions used			0		0
Net provision (reversal) of unused amount	4,211		(467)		577
Others	1	[2]	0		0
Ending balance	₩ 11,627		₩ 7,225		₩ 7,685

[1]	Provisions for guarantees includes provision for financial guarantee of 50,125 million Won and 48,785 million Won as of December 31, 2023 and 2024, respectively.
[2]	Recognized as a result of changes in financial guarantee liabilities.